Statements of Changes in Shareholders’ Equity - BRL (R$) R$ in Millions	Share capital	Capital reserve	Legal reserve	Tax incentive reserve	Profit reserve	Retained earnings	Accumulated other comprehensive income	Expansion reserve	Total
Balance at Dec. 31, 2020	R$ 761	R$ 4	R$ 152		R$ 430				R$ 1,347
Other comprehensive income
Net income for the year						1,610			1,610
Fair value of receivables							(1)		(1)
Comprehensive income for the year						1,610	(1)		1,609
Capital contribution	27								27
Stock options granted		14							14
Interest on own capital						(63)			(63)
Dividends						(168)			(168)
Tax incentive reserve				709	(430)	(279)
Legal reserve			5			(5)
Profit reserve					1,095	(1,095)
Balance at Dec. 31, 2021	788	18	157	709	1,095		(1)		2,766
Other comprehensive income
Net income for the year						1,220			1,220
Fair value of receivables							(2)		(2)
Income tax effect							1		1
Comprehensive income for the year						1,220	(1)		1,219
Capital contribution	11								11
Capital increase – reserve capitalization	464				(464)
Stock options granted		18							18
Interest on own capital						(50)			(50)
Dividends						(68)			(68)
Tax incentive reserve				753		(753)
Expansion reserve					(632)			632
Legal reserve			23			(23)
Profit reserve					326	(326)
Balance at Dec. 31, 2022	1,263	36	180	1,462	325		(2)	632	3,896
Other comprehensive income
Net income for the year						710			710
Fair value of receivables							(7)		(7)
Income tax effect							2		2
Comprehensive income for the year						710	(5)		705
Capital contribution	9								9
Stock options granted		20							20
Tax incentive reserve				710		(710)
Expansion reserve					(325)			325
Balance at Dec. 31, 2023	R$ 1,272	R$ 56	R$ 180	R$ 2,172			R$ (7)	R$ 957	R$ 4,630